Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Net Loss Per Share Tables
Computation of basic and diluted net loss per share

	Three Months Ended February 28,		Six Months Ended February 28,
	2018	2017	2018	2017
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders'	$(1,489,463)	$(1,286,271)	$(4,188,615)	$(3,008,801)
Denominator:
Weighted average number of common shares outstanding	36,135,080	28,666,741	35,743,320	28,615,533
Basic and diluted EPS	$(0.04)	$(0.04)	$(0.12)	$(0.11)

The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:

Stock options	2,811,334	625,001	2,811,334	625,001
Warrants	2,909,850	11,586,631	2,909,850	11,586,631
Convertible debt	3,004,655	2,772,057	3,004,655	2,772,057
Warrants issuable upon conversion of debt (See "NOTE 2 - Debt" above)	3,004,655	2,772,057	3,004,655	2,772,057
Total shares not included in the computation of diluted losses per share	11,730,494	17,755,746	11,730,494	17,755,746

	Years Ended August 31,
	2017	2016
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders'	$(5,353,425)	$(4,637,313)
Denominator:
Weighted average number of common shares outstanding	31,299,979	27,295,540
Basic and diluted EPS	$(0.17)	$(0.17)

The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Stock options	2,125,001	720,001
Warrants	4,115,000	11,586,631
Convertible debt	2,870,739	2,678,280
Warrants issuable upon conversion of debt (See "NOTE 3 - Debt" above)	2,870,739	2,678,280
Total shares not included in the computation of diluted losses per share	11,981,479	17,663,192